Principal Accounting Policies - Leases (Details) ¥ in Thousands, $ in Thousands	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net		$ 15,203	¥ 105,839
Operating lease liability		16,118	112,208
Operating lease liabilities, current		$ 8,258	¥ 57,490
Restatement adjustment | ASU 2016-02 Leases (Topic 842)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 180,327
Operating lease liability	182,700
Operating lease liabilities, current	92,969
Impact on retained earnings	¥ 0